2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 3)	12 Months Ended
Dec. 31, 2017
Domains rights
Disclosure of intangible assets with indefinite useful life [line items]
Useful life definition	Finite
Industrial Brands rights, (acquired)
Disclosure of intangible assets with indefinite useful life [line items]
Useful life definition	Indefinite
Licenses, industrial brand rights, registered abroad and locally
Disclosure of intangible assets with indefinite useful life [line items]
Useful life definition	Finite
Water rights
Disclosure of intangible assets with indefinite useful life [line items]
Useful life definition	Indefinite
Easement Rights
Disclosure of intangible assets with indefinite useful life [line items]
Useful life definition	Indefinite
IT Software
Disclosure of intangible assets with indefinite useful life [line items]
Useful life definition	Finite